Receivables from Customers, Traders and Concession Holders (Tables)	12 Months Ended
Dec. 31, 2024
Receivables from Customers, Traders and Concession Holders
Schedule of Trade and Other Receivables
	Balances not yet due	Up to 90 days past due	More than 91 up to 360 days past due	More than 361 days past due	Dec. 31, 2024	Dec. 31, 2023
Billed energy supply	1,921	452	475	886	3,734	3,527
Billed gas supply	173	24	198	-	395	324
Unbilled energy supply	1,288	-	-	-	1,288	1,351
Unbilled gas supply	25	-	-	-	25	22
Other concession holders – wholesale supply	44	56	-	-	100	73
Other concession holders – wholesale supply, unbilled	400	-	-	-	400	369
CCEE (Power Trading Chamber)	59	57	-	2	118	114
Concession Holders – power transport	100	48	7	48	213	173
Concession Holders – power transport, unbilled	428	-	-	-	428	391
(–) Expected credit losses	(152)	(45)	(121)	(533)	(851)	(867)
	4,286	592	569	403	5,851	5,477

Current assets					5,619	5,434
Non-current assets					232	43

Schedule of Provision for Allowance for Doubtful Accounts
	Dec. 31, 2024	Dec. 31, 2023
Residential	331	322
Industrial	171	173
Commercial, services and others	216	237
Rural	37	40
Public authorities	20	27
Public lighting	2	2
Public services	21	27
Charges for use of the network (TUSD)	53	39
	851	867

Schedule of Changes in Provision for Doubtful Accounts

Balance at December 31, 2021	833
Additions, net (note 27)	239
Changes to estimate assumptions (note 27)	(130)
Disposals	(122)
Balance at December 31, 2022	820
Additions, net (note 27)	174
Disposals	(127)
Balance at December 31, 2023	867
Additions, net (note 27)	268
Changes to estimate assumptions (note 27)	(93)
Disposals	(191)
Balance at December 31, 2024	851